Trade Receivables - Trade Receivables by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Trade receivables	¥ 2,901	¥ 2,675	[1]
Gross carrying amount [member]
Disclosure of financial assets [line items]
Trade receivables	2,937	2,712
Gross carrying amount [member] | RMB [member]
Disclosure of financial assets [line items]
Trade receivables	2,430	2,061
Gross carrying amount [member] | USD [member]
Disclosure of financial assets [line items]
Trade receivables	179	179
Gross carrying amount [member] | EURO [member]
Disclosure of financial assets [line items]
Trade receivables	104	171
Gross carrying amount [member] | AUD [Member]
Disclosure of financial assets [line items]
Trade receivables	6	52
Gross carrying amount [member] | TWD [Member]
Disclosure of financial assets [line items]
Trade receivables	27	33
Gross carrying amount [member] | GBP [Member]
Disclosure of financial assets [line items]
Trade receivables	13	36
Gross carrying amount [member] | Others [member]
Disclosure of financial assets [line items]
Trade receivables	¥ 178	¥ 180

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).